SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2022 $ / shares	Aug. 31, 2022 Share	Aug. 31, 2022 shares	Aug. 31, 2021 Share $ / shares
Disclosure Of Share Capital Information [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period (in shares) | Share		7,797,273
Number of share options granted (in shares) | Share		5,477,000
Number of share options exercised in share-based payment arrangement (in shares) | Share		(100,799)		(1,691,498)
Number of share options forfeited in share-based payment arrangement (in shares) | Share		(754,981)
Number of share options expired in share-based payment arrangement (in shares) | Share		(1,367,554)
Number of share options outstanding in share-based payment arrangement at ene of period (in shares)		11,050,939	11,050,939	7,797,273
Weighted average exercise price at beginning of period (in CAD per share)	$ 3.84
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share)	1.55
Weighted average exercise price of share options exercised in share-based payment arrangement (in CAD per share)	0.70			$ 2.38
Weighted average exercise price of share options forfeited in share-based payment arrangement (in CAD per share)	5.18
Weighted average exercise price of share options expired in share-based payment arrangement (in CAD per share)	2.77
Weighted average exercise price at end of period (in CAD per share)	$ 2.77			$ 3.84